Financial Instruments - Summary of Fair Value Measurements Carried at Fair Value in the Consolidated Statement of Financial Position (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Assets
Money market accounts and other securities	$ 292	$ 235
Other receivables	362	372
Financial assets at fair value through earnings	654	607
Financial assets at fair value through other comprehensive income	184	168
Total assets	838	775
Liabilities
Derivatives used for hedging	(23)	(16)
Contingent consideration	(10)	(40)
Financial liabilities at fair value through earnings	(33)	(56)
Total liabilities	(33)	(56)
Level 1 [member]
Assets
Money market accounts and other securities	0	0
Other receivables	0	0
Financial assets at fair value through earnings	0	0
Financial assets at fair value through other comprehensive income	0	0
Total assets	0	0
Liabilities
Derivatives used for hedging	0	0
Contingent consideration	0	0
Financial liabilities at fair value through earnings	0	0
Total liabilities	0	0
Level 2 [member]
Assets
Money market accounts and other securities	292	235
Other receivables	0	0
Financial assets at fair value through earnings	292	235
Financial assets at fair value through other comprehensive income	0	0
Total assets	292	235
Liabilities
Derivatives used for hedging	(23)	(16)
Contingent consideration	0	0
Financial liabilities at fair value through earnings	(23)	(16)
Total liabilities	(23)	(16)
Level 3 [member]
Assets
Money market accounts and other securities	0	0
Other receivables	362	372
Financial assets at fair value through earnings	362	372
Financial assets at fair value through other comprehensive income	184	168
Total assets	546	540
Liabilities
Derivatives used for hedging	0	0
Contingent consideration	(10)	(40)
Financial liabilities at fair value through earnings	(10)	(40)
Total liabilities	$ (10)	$ (40)